FINANCIAL INSTRUMENTS (Details) $ in Thousands, $ in Millions	Feb. 27, 2024 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)
Assets
Total Assets	$ 8,563	$ 1,861,901,319	$ 1,928,871,913
Liabilities
Financial liabilities		1,625,907,188	1,787,021,082
Financial liabilities at amortized cost
Liabilities
Financial liabilities		1,552,907,304	1,724,887,444
Financial assets at fair value through profit or loss
Assets
Total Assets		145,968,539	787,951,049
Financial assets at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Liabilities
Financial liabilities		72,999,884	62,133,638
Financial assets at amortized cost
Assets
Total Assets		1,715,615,889	1,140,193,416
Financial assets at fair value through other comprehensive income
Assets
Total Assets		316,891	727,448
Deposits
Liabilities
Financial liabilities		1,548,928,056	1,705,009,583
Deposits | Financial liabilities at amortized cost
Liabilities
Financial liabilities		1,548,928,056	1,705,009,583
Liabilities at fair value through profit or loss
Liabilities
Financial liabilities		607,903	6,661,539
Liabilities at fair value through profit or loss | Financial assets at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Liabilities
Financial liabilities		607,903	6,661,539
Repo transactions
Liabilities
Financial liabilities		940,332
Other financial liabilities
Liabilities
Financial liabilities		72,738,928	56,381,855
Other financial liabilities | Financial liabilities at amortized cost
Liabilities
Financial liabilities		346,947	909,756
Other financial liabilities | Financial assets at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Liabilities
Financial liabilities		72,391,981	55,472,099
Financing received from the Argentine Central Bank and other financial institutions
Liabilities
Financial liabilities		2,691,969	17,219,834
Financing received from the Argentine Central Bank and other financial institutions | Financial liabilities at amortized cost
Liabilities
Financial liabilities		2,691,969	17,219,834
Unsubordinated Negotiable Obligations
Liabilities
Financial liabilities			1,748,271
Unsubordinated Negotiable Obligations | Financial liabilities at amortized cost
Liabilities
Financial liabilities			1,748,271
Cash and due from banks
Assets
Total Assets		229,098,272	150,719,643
Cash and due from banks | Financial assets at amortized cost
Assets
Total Assets		229,098,272	150,719,643
Debt Securities At Fair Value Through Profit Or Loss
Assets
Total Assets		46,415,822	69,707,595
Debt Securities At Fair Value Through Profit Or Loss | Financial assets at fair value through profit or loss
Assets
Total Assets		46,415,822	69,707,595
Derivatives Assets
Assets
Total Assets		3,795,093	920,381
Derivatives Assets | Financial assets at fair value through profit or loss
Assets
Total Assets		3,795,093	920,381
Reverse Repo transactions
Assets
Total Assets		755,708,132	67,206,248
Reverse Repo transactions | Financial assets at amortized cost
Assets
Total Assets		755,708,132	67,206,248
Other financial assets
Assets
Total Assets		46,499,784	25,246,191
Other financial assets | Financial assets at fair value through profit or loss
Assets
Total Assets		21,064,292	18,566,566
Other financial assets | Financial assets at amortized cost
Assets
Total Assets		25,435,492	6,679,625
Loans and other financing
Assets
Total Assets		482,455,084	728,474,749
Loans and other financing | Financial assets at amortized cost
Assets
Total Assets		482,455,084	728,474,749
Other Debt Securities
Assets
Total Assets		251,180,541	839,975,567
Other Debt Securities | Financial assets at fair value through profit or loss
Assets
Total Assets		28,270,031	653,133,045
Other Debt Securities | Financial assets at amortized cost
Assets
Total Assets		222,910,510	186,842,522
Financial assets in guarantee
Assets
Total Assets		46,382,606	45,056,529
Financial assets in guarantee | Financial assets at fair value through profit or loss
Assets
Total Assets		46,374,207	44,785,900
Financial assets in guarantee | Financial assets at amortized cost
Assets
Total Assets		8,399	270,629
Investments in Equity Instruments
Assets
Total Assets		365,985	1,565,010
Investments in Equity Instruments | Financial assets at fair value through profit or loss
Assets
Total Assets		49,094	837,562
Investments in Equity Instruments | Financial assets at fair value through other comprehensive income
Assets
Total Assets		$ 316,891	$ 727,448